Federated Hermes Global Allocation Fund
(formerly, Federated Global Allocation Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—63.3%
		Communication Services—5.5%
23,384		AT&T, Inc.	$697,077
17,779		Activision Blizzard, Inc.	1,484,902
932	[1]	Alphabet, Inc., Class A	1,518,722
917	[1]	Alphabet, Inc., Class C	1,498,543
18,743	[1]	Altice NV	83,076
48,369		Auto Trader Group PLC	364,150
613	[1]	CarGurus, Inc.	14,945
3,679	[1]	Central European Media Enterprises Ltd., Class A	15,250
61	[1]	Charter Communications, Inc.	37,552
587		Cheil Communications, Inc.	8,977
20,000	[1]	China Literature Ltd.	123,209
2,447	[1]	Cincinnati Bell, Inc.	36,852
552	[1]	Consolidated Communications Holdings, Inc.	4,295
1,300		Cyber Agent Ltd.	69,230
39,560		Deutsche Telekom AG, Class REG	694,914
6,738	[1]	Facebook, Inc.	1,975,582
586	[1]	Gray Television, Inc.	9,095
424,095		HKT Trust and HKT Ltd.	605,527
17,800		Hakuhodo DY Holdings, Inc.	220,925
4,472		Hellenic Telecommunication Organization SA	73,078
168,318		ITV PLC	136,619
644	[1]	Imax Corp.	9,898
13,500		Intouch Holdings Public Co. Ltd.	23,600
21,102	[1]	Liberty Media Group	763,470
18,571	[1]	Lions Gate Entertainment Corp.	180,882
1,380	[1]	Loral Space & Communications Ltd.	32,527
9,515	[1]	Madison Square Garden Entertainment Corp.	715,243
730	[1]	MeetMe, Inc.	4,599
13,765		Mobile Telesystems, ADR	128,290
148		NCsoft Corp.	102,584
662		NHN Corp.	178,834
782		NetEase, Inc., ADR	380,998
430	[1]	Netflix, Inc.	227,711
300		Nintendo Co. Ltd.	160,471
611	[1]	Orbcomm, Inc.	2,450
14,157		Quebecor, Inc., Class B	351,008
938		SK Telecom Co. Ltd.	195,321
1,900		Square Enix Holdings Co. Ltd.	125,040
9,416	[1]	T-Mobile USA, Inc.	1,098,659
6,969	[1]	Take-Two Interactive Software, Inc.	1,193,023
590	[1]	TechTarget, Inc.	23,411
289		Tegna, Inc.	3,618
194,371		Telefonica Deutschland Holding AG	537,584

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
5,921		Telenet Group Holding NV	$230,132
152,214		Telia Co AB	586,493
207,001		Telstra Corp. Ltd.	437,839
31,900		Tencent Holdings Ltd.	2,173,905
91,402		Tim Participacoes S.A.	238,912
3,770		Verizon Communications, Inc.	223,448
21,270		Vivendi SA	604,635
7,309		Vodacom Group Ltd.	55,047
2,663	[1]	Vonage Holdings Corp.	30,491
88,983	[1]	Zynga, Inc.	806,186
		TOTAL	21,498,829
		Consumer Discretionary—7.8%
3,500		ABC-Mart, Inc.	184,046
35	[1]	Adtalem Global Education, Inc.	1,162
9,889	[1]	Alibaba Group Holding Ltd., ADR	2,838,440
1,804	[1]	Amazon.com, Inc.	6,225,532
250	[1]	America's Car-Mart, Inc.	25,125
346	[1]	American Public Education, Inc.	10,878
205	[1]	Asbury Automotive Group, Inc.	21,687
155,100		Asset World Corp PCL	19,660
4,711	[1]	B2W Companhia Global Do Varejo	96,387
6,986		Bajaj Holdings & Investment Ltd.	280,317
3,544		Berkeley Group Holdings PLC	215,872
331		Big Lots, Inc.	15,607
216		Bluegreen Vacations Corp.	1,201
483	[1]	Boot Barn Holdings, Inc.	13,635
125		Brinker International, Inc.	5,630
5,793		Burberry Group PLC	112,587
5,828		Canadian Tire Corp. Ltd.	609,676
1,390		Carriage Services, Inc.	30,775
14,500		Casio Computer Co. Ltd.	232,902
28	[1]	Cavco Industries, Inc.	5,345
868	[1]	CROCs, Inc.	34,642
15,982		D. R. Horton, Inc.	1,140,635
347	[1]	Deckers Outdoor Corp.	70,743
2,110	[1]	Denny's Corp.	24,181
528		Dine Brands Global, Inc.	31,448
558		Dollar General Corp.	112,649
14,003		Dollarama, Inc.	546,657
9,286		eBay, Inc.	508,687
70,144		Extended Stay America, Inc.	876,099
31,000		Formosa Taffeta Co.	33,392
102	[1]	GAN, Ltd.	2,096
860	[1]	GSX Techedu, Inc., ADR	73,444
17,172		Gentex Corp.	464,503
69	[1]	Gentherm, Inc.	3,121
1,706,000	[1]	Gome Electrical Appliances Holdings Ltd.	243,955
296		Group 1 Automotive, Inc.	25,586
142	[1]	Helen of Troy Ltd.	29,368

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
9,409		Hennes & Mauritz AB, Class B	$150,243
6,693		Home Depot, Inc.	1,907,773
152,400		Home Product Center Public Co.Ltd.	72,731
8,600		Honda Motor Co., Ltd.	219,697
309		Hyundai Mobis	57,944
11,300		Iida Group Holdings Co. Ltd.	220,237
12,604		Industria de Diseno Textil SA	353,974
12,483		JD Sports Fashion PLC	121,112
951	[1]	JD.com, Inc., ADR	74,787
429		Jack in the Box, Inc.	35,345
174		Johnson Outdoors, Inc., Class A	14,913
5,275		Jubilant Foodworks Ltd.	149,838
5,812		Kangwon Land, Inc.	100,646
6,400		Koito Manufacturing Co. Ltd.	309,508
496		LCI Industries	56,360
526		La-Z-Boy, Inc.	17,095
2,009	[1]	Laureate Education, Inc.	25,153
612		Lennar Corp., Class A	45,790
43,000		Li Ning Co. Ltd.	181,013
5,625		Lowe's Cos., Inc.	926,381
178		M.D.C. Holdings, Inc.	7,722
13,888		Magna International, Inc.	676,326
3,191	[1]	Magnite, Inc.	23,454
528		Marine Products Corp.	7,630
637		Marriott Vacations Worldwide Corp.	60,305
200		McDonald's Holdings Co. (Japan), Ltd.	9,806
20,800	[1,2]	Meituan Dianping	683,646
399	[1]	Meritage Corp.	38,316
1,817		Michelin, Class B	205,007
12,400		Mitsubishi Motors Corp.	29,714
155	[1]	Murphy USA, Inc.	20,903
69	[1]	NVR, Inc.	287,615
1,178		Naspers Ltd., Class N	214,426
5,861		Next PLC	473,059
13,000		Nikon Corp.	101,709
903		ODP Corp./The	21,112
2,300		Pan Pacific International Holdings Corp.	54,116
54,600		Panasonic Corp.	502,301
853	[1]	Perdoceo Education Corp.	12,258
2,702		Persimmon PLC	94,556
40,208		Petrobras Distribuidora SA	156,619
32,681		Peugeot SA	560,798
974	[1]	Purple Innovation, Inc.	18,418
179	[1]	RH	59,168
887		Rent-A-Center, Inc.	27,231
700		Rinnai Corp.	64,629
744	[1]	SeaWorld Entertainment, Inc.	15,178
13,700		Sega Sammy Holdings, Inc.	158,658
24,500		Sekisui House Ltd.	483,477

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
7,101	[1]	ServiceMaster Global Holdings, Inc.	$283,330
4,500		Shimamura Co. Ltd.	370,852
157		Shoe Carnival, Inc.	5,162
1,010	[1]	Signet Jewelers Ltd.	17,443
99		Sonic Automotive, Inc.	4,184
628		Standard Motor Products, Inc.	28,536
13,200		Stanley Electric Co. Ltd.	377,870
5,400		Subaru Corp.	111,783
6,100		Suzuki Motor Corp.	249,314
7,235		Swatch Group AG/The	285,081
2,360	[1]	Tesla, Inc.	1,176,035
25,014		The Wendy's Co.	523,793
169	[1]	TopBuild Corp.	25,992
5,400		Toyoda Gosei Co. Ltd.	117,619
2,200		Toyota Motor Corp.	145,396
534		Twin River Worldwide Holdings, Inc.	12,779
14,015	[1]	Vipshop Holdings Ltd., ADR	231,388
281		Volkswagen AG	50,433
354	[1]	WW International, Inc.	8,312
2,076		Wyndham Destinations, Inc.	60,183
74,100		Yamada Denki Co. Ltd.	397,307
2,355		Yum China Holding, Inc.	135,907
1,312		Yum! Brands, Inc.	125,755
1,000		ZOZO, Inc.	28,107
36,000		Zhongsheng Group Holdings	223,608
197	[1]	Zumiez, Inc.	5,059
		TOTAL	30,277,595
		Consumer Staples—5.3%
4,076		Alimentation Couche-Tard, Inc., Class B	133,028
62,400		Asiatic Development Berhad	148,972
1,733	[1]	Avenue Supermarts Ltd.	52,842
14,465		BIM Birlesik Magazalar AS	133,531
908	[1]	BJ's Wholesale Club Holdings, Inc.	40,324
3,679	[1]	Beyond Meat, Inc.	499,792
295		Bid Corp. Ltd.	4,868
834		Britannia Industries	42,126
374		Calavo Growers, Inc.	23,738
1,500		Calbee, Inc.	46,810
1,700		Carlsberg A/S, Class B	238,633
82,000		Charoen Pokphand Foods Public Co.,Ltd.	85,350
10,158		Clicks Group, Ltd.	137,557
313		Clorox Co.	69,956
27,151		Coca-Cola Amatil Ltd.	180,965
61		Coca-Cola Bottling Co.	16,671
600		Cosmos Pharmaceutical Corp.	105,579
1,367		Costco Wholesale Corp.	475,251
54,515		Davide Campari-Milano NV	560,483
683	[1]	Edgewell Personal Care Co.	19,609
2,609		Empire Co. Ltd., Class A	67,908

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
1,461		Essity Aktiebolag	$50,292
13,700		Fraser & Neave Holdings Bhd	101,033
7,384		George Weston Ltd.	533,441
5,919	[1]	Herbalife Ltd.	290,919
5,024		Hindustan Lever Ltd.	143,796
49,023		ITC Ltd.	126,999
8,435		Imperial Brands PLC	141,960
60,300		Indofood CBP Sukses Makmur TBK PT	42,324
361		Ingles Markets, Inc., Class A	14,584
44,244		JBS S.A.	181,224
917		Kimberly-Clark Corp.	144,666
87,141		Kimberly-Clark de Mexico	139,023
200		Kobayashi Pharmaceutical Co. Ltd.	17,802
112		Korea Tobacco & Ginseng Corp.	7,819
43,704		Kraft Heinz Co./The	1,531,388
2,227		Kroger Co.	79,459
3,254		L'Oreal SA	1,076,447
11,400		Lion Corp.	242,822
12,680		Loblaw Cos. Ltd.	655,314
49,637	[1]	Marico Ltd.	248,142
7,427		Metro, Inc., Class A	335,492
1,800		NH Foods Ltd.	81,469
1,101		Nestle India Ltd.	239,128
13,721		Nestle S.A.	1,648,743
6,521		Nu Skin Enterprises, Inc., Class A	308,248
58,800		Osotspa PCL	73,549
43,000		PT Gudang Garam Tbk	140,294
52,200		PT Indofood Sukses Makmur	27,301
3,600		Perlis Plantations Bhd	15,555
8,643		Pick'n Pay Stores Ltd.	21,251
38,902	[1]	Pilgrim's Pride Corp.	622,432
4,700		Pola Orbis Holdings, Inc.	85,012
6,811		Procter & Gamble Co.	942,166
22,300		Puregold Price Club, Inc.	24,776
7,249	[1]	Raia Drogasil S.A.	142,638
756	[1]	Rite Aid Corp.	9,843
61		Sanderson Farms, Inc.	7,135
215		Sanfilippo (John B. & Sons), Inc.	17,123
6,200		Seven & I Holdings Co. Ltd.	200,592
5,399		Spectrum Brands Holdings, Inc.	321,780
4,900		Sundrug Co. Ltd.	182,403
4,500		Suntory Beverage and Food Ltd.	173,407
20,000		Tingyi (Cayman Isln) Hldg Co.	37,484
3,700		Toyo Suisan Kaisha Ltd.	210,084
6,246	[1]	TreeHouse Foods, Inc.	267,391
600		Tsuruha Holdings, Inc.	80,119
14,121		Tyson Foods, Inc., Class A	886,799
135	[1]	USANA Health Sciences, Inc.	10,585
44,000		Uni-President China Holdings Ltd.	40,073

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
8,858		Unilever N.V.	$513,754
16,207		Unilever PLC	969,829
330		Universal Corp.	14,325
5,487		Vector Group Ltd.	55,254
53,000		Vinda International Holdings Ltd.	180,847
53		WD 40 Co.	10,832
121,312		Wal-Mart de Mexico SAB de C.V.	290,501
8,111		WalMart, Inc.	1,126,212
4,800		Welcia Holdings Co., Ltd.	205,524
20,093		Woolworth's Ltd.	587,098
2,100		Yakult Honsha Co. Ltd.	119,867
28,300		Yamazaki Baking Co. Ltd.	460,974
5,000		Yihai International Holding Ltd.	78,808
		TOTAL	20,620,144
		Energy—1.3%
1,175		CVR Energy, Inc.	19,611
468		Cactus, Inc.	10,338
15,300		Chevron Corp.	1,284,129
66,000		China Oilfield Services Ltd.	51,548
22,836		Coal India Ltd.	41,562
10,622		Devon Energy Corp.	115,461
1,898		Exxaro Resources Ltd.	15,359
1,880	[1]	Frank's International N.V.	4,343
353	[1]	Green Plains, Inc.	4,723
25,995		Imperial Oil Ltd.	428,683
8,844		National Oilwell Varco, Inc.	106,128
6,907		Neste Oyj	368,876
4,747	[1]	Nextier Oilfield Solutions, Inc.	11,962
861		OMV AG	28,044
3,778		Ovintiv, Inc.	41,860
14,700		PTT Exploration and Production Public Co.	41,795
194,400		PTT Public Co. Ltd.	223,734
71,328		Petronet LNG Ltd.	231,920
11,910		Phillips 66	696,378
3,645	[1]	Propetro Holding Corp.	22,891
7,131		Reliance Industries Ltd.	199,987
1,863	[1]	Select Energy Services, Inc.	8,886
18,807		Total SE	744,116
290		Tupras Turkiye Petrol Rafinerileri A.S.	3,154
9,042		Valero Energy Corp.	475,519
1,615		World Fuel Services Corp.	42,636
		TOTAL	5,223,643
		Financials—8.7%
1,405		1st Source Corp.	48,402
15,824		3i Group PLC	198,413
11,106		AXA SA	226,730
12,817		Admiral Group PLC	451,583
15,757		Aflac, Inc.	572,294
5,554		Allianz SE	1,202,857

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
7,672		Ally Financial, Inc.	$175,535
367		Altabancorp	7,568
628		Amalgamated Bank	7,392
1,690		American Equity Investment Life Holding Co.	40,408
3,965		Ameriprise Financial, Inc.	621,712
28,600		Aozora Bank Ltd.	511,261
1,607		Artisan Partners Asset Management, Inc.	62,207
722	[1]	AssetMark Financial Holdings, Inc.	17,436
29,703		Australia & New Zealand Banking Group, Melbourne	392,720
32,940		BB Seguridade Participacoes SA	158,612
34,588		BS Financial Group, Inc.	147,259
33,468		B3 SA - Brasil Bolsa Balcao	359,208
1,033,375		Banco de Chile	86,379
98,590		Banco de Oro	174,608
2,158,508		Banco Santander Chile SA	83,010
14,272		Bank Hapoalim BM	86,361
44,753		Bank Leumi Le-Israel	228,991
60,847		Bank of America Corp.	1,566,202
402		Bank of Marin Bancorp	12,796
30,936		Bank of New York Mellon Corp.	1,144,013
620		Bank Pekao SA	8,776
354		Bank Zachodni WBK S.A.	14,506
37	[1]	Berkshire Hathaway, Inc., Class B	8,067
793	[1]	Brighthouse Financial, Inc.	24,076
1,532		Brightsphere Investment Group, Inc.	21,234
41,490		CI Financial Corp.	589,102
136		CNA Financial Corp.	4,375
17,753		CNP Assurances	237,467
163		Camden National Corp.	5,323
179	[1]	Cannae Holdings, Inc.	6,754
1,066		Cathay Bancorp, Inc.	26,320
228,987		Chang Hwa Bank	142,013
263,000		China Construction Bank Corp.	185,243
713,000		China Everbright Bank Co. Ltd.	255,073
262,000		China Galaxy Securities Co.	156,420
22,800		China International Capital Corp. Ltd.	53,970
158,000		China Life Insurance Co. Ltd.	380,078
71,000		China Merchants Bank Co. Ltd.	337,576
111,000		China Minsheng Banking Corp. Ltd.	67,480
344		City Holding Co.	22,009
362		Cohen & Steers, Inc.	21,901
35,300		Concordia Financial Group Ltd.	116,058
16,200		DBS Group Holdings Ltd.	248,017
17,349		DNB Bank ASA	277,620
4,344		Deutsche Boerse AG	821,127
6,493		Discover Financial Services	344,648
1,475		Dongbu Insurance Co. Ltd.	54,207
13,815		E*Trade Financial Corp.	747,392
345,175		E.Sun Financial Holding Co. Ltd.	319,503

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
627		Eagle Bancorp, Inc.	$18,045
604		Employers Holdings, Inc.	19,678
2,398	[1]	Enova International, Inc.	40,958
1,696		Erste Group Bank AG	41,208
1,100		Essent Group Ltd.	39,270
7,989		Exor NV	470,549
1,169		FB Financial Corp.	31,563
110,000		Far East Horizon	97,245
826		Farmers National Banc Corp.	9,631
3,180		First BanCorp	18,221
480		First Bancorp, Inc.	9,816
1,827		First Financial Bankshares, Inc.	55,312
46,502		FirstRand Ltd.	103,497
9,282		Gjensidige Forsikring ASA	197,566
3,321		Goldman Sachs Group, Inc.	680,373
1,003		Great-West Lifeco, Inc.	20,462
700		Hang Seng Bank Ltd.	10,969
2,932		Hannover Rueckversicherung SE	499,305
16,017		Hargreaves Lansdown PLC	346,104
105		HomeStreet, Inc.	2,874
9,900		Hong Kong Exchanges & Clearing Ltd.	497,679
540		Houlihan Lokey, Inc.	31,644
137,283		Hua Nan Financial Holdings Co. Ltd.	84,362
6,816		Hyundai Marine & Fire Insurance Co.	126,422
14,100		ICICI Lombard General Insurance Co. Ltd.	239,395
17,123		IGM Financial, Inc.	417,852
5,279		iA Financial Corp., Inc.	190,017
4,208		Intact Financial Corp.	450,722
690		International Bancshares Corp.	21,790
4,441		Investors Bancorp, Inc.	34,418
39,414		Israel Discount Bank	126,121
9,496		JPMorgan Chase & Co.	951,404
3,642		KB Financial Group, Inc.	112,754
1,543		Korea Investment Holdings Co. Ltd.	79,132
9,907		LG Investment & Securities Co. Ltd.	74,373
2,265		LPL Investment Holdings, Inc.	186,092
77,023		Legal & General Group PLC	226,256
3,868		London Stock Exchange Group PLC	455,008
592		Luther Burbank Corp.	5,500
92,464		MMI Holdings Ltd.	82,670
89,842		Medibank Private Ltd.	179,541
368		Meta Financial Group, Inc.	7,095
22,137		MetLife, Inc.	851,389
3,782		Mizrahi Tefahot Bank Ltd.	76,957
21,090		Morgan Stanley	1,102,163
1,174	[1]	Mr. Cooper Group, Inc.	21,514
3,092		Muenchener Rueckversicherungs-Gesellschaft AG	888,194
1,594	[1]	NMI Holdings, Inc.	27,337
926		National General Holdings Corp.	31,530

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
12,200		New China Life Insurance Co. Ltd.	$48,486
42,824		Nordea Bank Abp	345,156
12,100		ORIX Corp.	149,389
1,733		OTP Bank RT	58,301
940		Onex Corp.	45,640
639	[1]	Oportun Financial Corp.	8,019
13,100		Oversea-Chinese Banking Corp. Ltd.	83,344
200,000		PICC Property and Casualty Co., Ltd., Class H	153,944
402		PJT Partners, Inc.	23,790
6,194		PNC Financial Services Group	688,773
149,100		PT Bank Central Asia	321,010
16,400		PT Bank Rakyat Indonesia Tbk	3,938
694,000		People's Insurance, Co. (Group) of China Ltd.	226,003
10,500		Ping An Insurance (Group) Co. of China Ltd.	111,258
399,000		Postal Savings Bank of China Co. Ltd.	188,521
21,857		Powszechna Kasa Oszczednosci Bank Polski SA	127,597
1,855		Powszechny Zaklad Ubezpieczen SA	13,663
283		Preferred Bank Los Angeles, CA	10,584
1,070		Principal Financial Group, Inc.	45,058
331	[1]	ProSight Global, Inc.	3,138
1,159		QCR Holdings, Inc.	34,735
2,485		Radian Group, Inc.	38,368
177		Republic Bancorp, Inc.	5,445
1,172		Samsung Fire & Marine Insurance	183,978
3,432		Samsung Life Insurance Co., Ltd.	176,022
10,549		Scor SA	282,544
1,132		Selective Insurance Group, Inc.	67,705
164		ServisFirst Bancshares, Inc.	6,011
11,914		Shinhan Financial Group Co. Ltd.	296,632
1,703		Simmons 1st National Corp., Class A	29,070
13,800		Singapore Exchange Ltd.	87,049
24,938		Standard Bank Group Ltd.	154,790
151		Stifel Financial Corp.	7,657
10,920		Sun Life Financial Services of Canada	455,771
38,172		Suncorp Group Ltd.	257,307
17,157		Swedbank AB	291,056
6,721		Swiss Re AG	539,796
7,992		Synchrony Financial	198,282
4,120		TRYG A/S	126,401
717,255		Taiwan Business Bank	244,175
404,173		Taiwan Cooperative Financial Holding Co. Ltd.	275,743
1,313		The Bank of NT Butterfield & Son Ltd.	33,088
694		The First of Long Island Corp.	10,663
7,820		The Travelers Cos., Inc.	907,433
780		United Community Banks, Inc.	14,134
27,300		United Overseas Bank Ltd.	391,850
2,073		VOYA Financial, Inc.	107,609
132		Virtus Investment Partners, Inc.	18,731
164		Walker & Dunlop, Inc.	8,984

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,149		Washington Federal, Inc.	$26,944
178	[1]	Watford Holdings Ltd.	2,848
27,972		Wells Fargo & Co.	675,524
3,195		Wendel SA	327,988
498,160		Yuanta Financial Holding Co. Ltd.	311,443
249		Zurich Insurance Group AG	92,126
		TOTAL	33,715,783
		Health Care—7.2%
595	[1]	AMN Healthcare Services, Inc.	32,035
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
127	[1]	Addus Homecare Corp.	11,895
1,833	[1]	Akcea Therapeutics, Inc.	33,507
15,200		Alfresa Holdings Corp.	304,930
48,000	[1]	Alibaba Health Information Technology Ltd.	115,353
7,344		AmerisourceBergen Corp.	712,588
10,666	[1]	Amneal Pharmaceuticals, Inc.	43,837
201	[1]	Amphastar Pharmaceuticals, Inc.	4,096
2,714		Anthem, Inc.	764,045
2,946	[1]	Antigenics, Inc.	12,830
1,709	[1]	Arcus Biosciences, Inc.	40,674
2,011		AstraZeneca PLC	224,072
10,363		Baxter International, Inc.	902,306
1,708	[1]	Bio-Rad Laboratories, Inc., Class A	868,672
1,646	[1]	BioDelivery Sciences International, Inc.	6,436
3,766	[1]	BioMarin Pharmaceutical, Inc.	293,861
766		CIGNA Corp.	135,865
158		CONMED Corp.	13,637
7,788		CVS Health Corp.	483,791
3,661	[1]	Calithera Biosciences, Inc.	14,754
1,600	[1]	CanSino Biologics, Inc.	33,711
237	[1]	Cardiovascular Systems, Inc.	7,743
4,832	[1]	Catalyst Pharmaceutical Partners, Inc.	15,849
469	[1]	Celltrion, Inc.	117,273
795	[1]	Clovis Oncology, Inc.	4,142
540	[1]	Co-Diagnostics, Inc.	5,886
1,595		Coloplast A.S., Class B	270,566
672	[1]	Corvel Corp.	55,789
4,362	[1]	Cytomx Therapeutics, Inc.	31,843
12	[1]	Davita, Inc.	1,041
1,507		DiaSorin	272,420
1,820		Dr. Reddy's Laboratories Ltd.	104,888
4,000		Eisai Co. Ltd.	349,053
8,167		Eli Lilly & Co.	1,211,901
348		Ensign Group, Inc.	20,372
20,176	[1]	Exelixis, Inc.	448,311
2,421		Fresenius Medical Care AG & Co. KGaA	204,964
1,305	[1]	G1 Therapeutics, Inc.	20,032
158	[1]	Genmab A/S	59,658
10,531	[1]	Geron Corp.	21,589

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
47,674		GlaxoSmithKline PLC	$938,148
3,726		HCA Healthcare, Inc.	505,693
340	[1]	HMS Holdings Corp.	9,483
1,252	[1]	Halozyme Therapeutics, Inc.	36,302
44,000	[1]	Hansoh Pharmaceutical Group Co. Ltd.	207,917
2,500		Hisamitsu Pharmaceutical Co., Inc.	115,231
2,454		Humana, Inc.	1,018,827
1,060	[1]	IDEAYA Biosciences, Inc.	12,826
4,228	[1]	IVERIC Bio, Inc.	18,984
11,271	[1]	Immunogen, Inc.	41,703
1,007	[1]	Immunovant, Inc.	34,198
8,515	[1]	Incyte Genomics, Inc.	820,420
210	[1]	Integer Holdings Corp.	14,545
7,691	[1]	Ionis Pharmaceuticals, Inc.	419,159
4,809		Johnson & Johnson	737,749
2,286		Koninklijke Philips NV	108,099
374	[1]	LHC Group, Inc.	77,957
2,080	[1]	Lantheus Holdings, Inc.	27,914
32,595		Life Healthcare Group Holdings Pte Ltd.	31,842
421	[1]	MacroGenics, Inc.	12,184
520	[1]	Magellan Health, Inc.	39,239
4,268	[1]	Magenta Therapeutics, Inc.	31,028
5,660		McKesson Corp.	868,470
23,000		Medipal Holdings Corp.	439,277
474	[1]	Medpace Holdings, Inc.	61,520
24,039		Merck & Co., Inc.	2,049,806
1,474	[1]	Mersana Therapeutics, Inc.	28,242
2,430	[1]	NGM Biopharmaceuticals, Inc.	45,319
547	[1]	Natus Medical, Inc.	9,933
301	[1]	NextGen Healthcare, Inc.	3,991
18,896		Novartis AG	1,628,818
12,418		Novo Nordisk A/S	821,033
408	[1]	Odonate Therapeutics, Inc.	6,589
392	[1]	Omnicell, Inc.	26,139
11,365	[1]	Opko Health, Inc.	36,823
91	[1]	OraSure Technologies, Inc.	1,066
5,771	[1]	Organogenesis Holdings, Inc.	24,844
2,389		Orion Oyj	112,110
151	[1]	Orthofix Medical, Inc.	4,581
3,331	[1]	Osmotica Pharmaceuticals PLC	19,786
1,825	[1]	Ovid Therapeutics, Inc.	10,475
158		Patterson Cos., Inc.	4,584
326	[1]	PetIQ, Inc.	11,469
230	[1]	Precigen, Inc.	1,391
4,597	[1]	Precision Biosciences, Inc.	25,927
6,885	[1,3]	Progenics Pharmaceuticals, Inc.	0
332	[1]	Progyny, Inc.	9,479
303	[1]	Providence Service Corp.	28,055
14,608	[1]	Qiagen NV	742,129

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
507	[1]	R1 RCM, Inc.	$7,351
2,177		Recordati SPA	118,592
1,618	[1]	Regeneron Pharmaceuticals, Inc.	1,003,047
1,384	[1]	Retrophin, Inc.	27,113
3,396		Roche Holding AG	1,186,827
3,632	[1]	Rubius Therapeutics, Inc.	17,488
106	[1]	Samsung Biologics Co. Ltd.	69,198
7,046		Sanofi	713,545
18,500		Shanghai Fosun Pharmaceutical Co. Ltd.	77,923
6,588	[1]	Siga Technologies, Inc.	45,787
280		Simulations Plus, Inc.	16,682
26,400		Sinopharm Group Co. Ltd.	64,736
9,255	[1]	Spectrum Pharmaceuticals, Inc.	38,964
298	[1]	SurModics, Inc.	13,484
3,900		Suzuken Co. Ltd.	144,742
227	[1]	Tactile Systems Technology, Inc.	8,724
1,915	[1]	Teva Pharmaceutical Industries Ltd., ADR	18,901
14,100		Top Glove Corp. Bhd	89,312
471	[1]	Triple-S Management Corp., Class B	8,761
3,282		UCB SA	389,284
1,537	[1]	UNITY Biotechnology, Inc.	4,826
7,614		UnitedHealth Group, Inc.	2,379,756
4,133	[1]	Vanda Pharmaceuticals, Inc.	42,529
3,771	[1]	Vertex Pharmaceuticals, Inc.	1,052,561
602	[1]	Viemed Healthcare, Inc.	6,544
563	[1]	Zynex, Inc.	8,332
		TOTAL	28,117,062
		Industrials—7.4%
5,250		A-Living Services Co. Ltd.	27,018
78,441		ADT, Inc.	835,397
700		AZZ, Inc.	24,311
985		Acuity Brands, Inc.	107,651
11,776		Adecco Group AG	615,138
6	[1]	Air Transport Services Group, Inc.	153
189		Albany International Corp., Class A	9,809
8,144		Alfa Laval AB	198,889
57,384		Alfa, S.A. de C.V., Class A	36,924
116		Allegiant Travel Co.	14,918
6,197		Alstom SA	345,284
59	[1]	American Woodmark Corp.	5,163
379		Andritz AG	12,675
147		Apogee Enterprises, Inc.	3,077
646		Applied Industrial Technologies, Inc.	38,896
69		Arcosa, Inc.	3,194
13,478		Ashtead Group PLC	469,335
1,069		Astec Industries, Inc.	56,358
103,791		Aurizon Holdings Ltd.	329,606
250	[1]	BMC Stock Holdings, Inc.	9,980
22,000		BOC Aviation Ltd.	162,115

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
123,700		BTS Group Holdings PCL	$41,220
8,448		Bouygues SA	334,931
925	[1]	Builders Firstsource, Inc.	28,324
6,910		Bunzl PLC	223,719
9,500		CK Hutchison Holdings Ltd.	61,655
529		CSW Industrials, Inc.	38,220
746		Caesarstone Ltd.	8,232
13,919		Carrier Global Corp.	415,482
258,000	[1]	China COSCO Holdings Co. Ltd., Class H	129,261
36,000		China Lesso Group Holdings Ltd.	66,985
200,500		China Railway Construction Corp. Ltd.	153,151
390,000		China Railway Group Ltd.	199,926
314	[1]	Cimpress PLC	29,108
502		Comfort Systems USA, Inc.	25,436
12,000		Country Garden Services Holdings Co. Ltd.	83,481
9,898		Crane Co.	559,633
2,310		DSV Panalpina A/S	360,698
1,500		Daifuku Co.	131,728
86		Dassault Aviation SA	78,203
8,663	[1]	Delta Air Lines, Inc.	267,254
1,270		Deluxe Corp.	36,068
464		Dover Corp.	50,966
518		Emcor Group, Inc.	38,855
649		Encore Wire Corp.	33,495
13,202		Experian PLC	492,373
328		Exponent, Inc.	26,389
6,570		Ferguson PLC	647,793
6,166		Fortive Corp.	444,630
1,003	[1]	Foundation Building Materials, Inc.	16,279
261	[1]	GMS, Inc.	6,914
700		GT Capital Holdings, Inc.	5,743
39,600		Gamuda BHD	32,285
1,152	[1]	Generac Holdings, Inc.	218,857
9,535		Genivar Income Fund	646,876
17,982		Grupo Aeroportuario del Pacifico SA, Class B	139,849
8,011		HEICO Corp., Class A	716,023
24,100		Hino Motors Ltd.	160,311
4,773		Hochtief AG	423,726
1,000		Hoshizaki Electric Co., Ltd.	76,376
382	[1]	Hub Group, Inc.	20,567
561		Insperity, Inc.	37,795
569		Insteel Industries, Inc.	10,492
6,964		Intertek Group PLC	547,004
1,251	[1]	JELD-WEN Holding, Inc.	26,334
16,890		JG Summit Holdings, Inc.	22,368
12,300		JGC Holdings Corp.	135,368
554		KForce Com, Inc.	19,024
3,384		Kansas City Southern Industries, Inc.	616,023
333		Kone Corp. OYJ, Class B	28,574

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
6,199		Kuehne & Nagel International AG	$1,199,988
1,265		LG Corp.	87,789
7,800		MISC Bhd	14,246
2,843	[1]	MRC Global, Inc.	16,177
481	[1]	MYR Group, Inc.	18,668
409		Marten Transport Ltd.	7,427
7,241		Masco Corp.	422,150
404	[1]	Masonite International Corp.	36,881
296	[1]	Mastec, Inc.	13,678
2,020	[1]	Meritor, Inc.	45,975
165		Miller Industries, Inc.	5,176
1,800		Misumi Corp.	46,860
53,600		Mitsubishi Electric Corp.	735,935
13,700		Mitsubishi Heavy Industries Ltd.	339,509
979		Mueller Industries, Inc.	29,076
130,000		NWS Holdings Ltd.	110,200
1,600		Nippon Express Co. Ltd.	94,460
5,440	[1]	Now, Inc.	39,549
18,500		Obayashi Corp.	180,059
15,911		Otis Worldwide Corp.	1,000,802
105		Patrick Industries, Inc.	5,902
5,291		Pentair PLC	238,836
7,300		Persol Holdings Co. Ltd.	113,506
467		Primoris Services Corp.	8,901
18,245		Qantas Airways Ltd.	51,880
1,815		Quanex Building Products Corp.	30,510
4,394		Regal Beloit Corp.	434,391
13,755		Relx PLC	313,039
27,176	[1]	Rentokil Initial PLC	193,626
174		Resources Connection, Inc.	2,138
2,133		Ritchie Bros. Auctioneers, Inc.	124,806
2,422		Roper Technologies, Inc.	1,034,654
166		Rush Enterprises, Inc.	8,021
5,900		SG Holdings Co. Ltd.	271,006
43		SGS SA	111,168
7,814		SKF Ab, Class B	155,839
3,846		Safran SA	444,870
102	[1]	Saia, Inc.	13,688
13,685		Sandvik AB	268,407
8,595		Schneider Electric SA	1,065,858
1,400		Secom Co. Ltd.	132,273
16,894		Securitas AB, Class B	240,754
5,000		Shenzhen International Holdings Ltd.	8,009
75,500		Sime Darby BHD	39,674
25,000		Sinotruk Hong Kong Ltd.	64,822
12,827		Skanska AB, Class B	261,564
889		SkyWest, Inc.	29,915
1,050		Steelcase, Inc., Class A	10,973
7,889	[1]	Stericycle, Inc.	505,764

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
412		Systemax, Inc.	$9,142
9,500		Taisei Corp.	327,124
2,763	[1]	Teledyne Technologies, Inc.	866,504
592		Tetra Tech, Inc.	54,648
5,307		Thomson Reuters Corp.	405,689
34,900		Toppan Printing Co. Ltd.	541,382
4,600		Toshiba Corp.	132,283
11,900		Toyota Tsusho Corp.	342,490
1,384	[1]	TriMas Corp.	34,988
19	[1]	TriNet Group, Inc.	1,289
394		UFP Industries, Inc.	23,384
158		Unifirst Corp.	30,434
7,404		Union Pacific Corp.	1,424,826
670		Universal Truckload Services, Inc.	14,405
104	[1]	WESCO International, Inc.	4,872
25,112		Weg SA	296,201
43,000		Weichai Power Co. Ltd., Class H	86,553
8,799		Wolters Kluwer NV	722,337
216,000		Xinyi Solar Holdings Ltd.	271,403
15,700		Yamato Holdings Co. Ltd.	410,011
27,400	[1]	Zoomlion Heavy Industry Science and Technology Co., Ltd.	27,332
		TOTAL	28,876,591
		Information Technology—12.5%
1,953		ASML Holding N.V.	732,317
2,961	[1]	A10 Networks, Inc.	25,317
3,699	[1]	Adobe, Inc.	1,899,030
1,323		American Software, Inc., Class A	18,734
2,756	[1]	Amkor Technology, Inc.	33,609
55,980		Apple, Inc.	7,223,659
3,408		Atos SE	295,237
5,414	[1]	Avalara, Inc.	716,868
1,192		Benchmark Electronics, Inc.	23,375
1,074	[1]	Bill.Com Holdings, Inc.	106,304
998		Blackbaud, Inc.	63,722
825	[1]	Box, Inc.	16,195
1,736	[1]	CGI, Inc., Class A	121,940
795		CSG Systems International, Inc.	33,843
9,556	[1]	Cadence Design Systems, Inc.	1,059,856
4,081		Capgemini SE	564,580
442		Cass Information Systems, Inc.	17,309
7,000		Chicony Electronics Co. Ltd.	21,072
37,193		Cisco Systems, Inc.	1,570,288
2,933		Citrix Systems, Inc.	425,872
33,907	[1]	CommScope Holdings Co., Inc.	349,242
860	[1]	Commvault Systems, Inc.	37,178
254,000		Compal Electronics, Inc.	159,835
214		Constellation Software, Inc.	247,739
363	[1]	Cornerstone OnDemand, Inc.	12,803
64	[1]	Diodes, Inc.	3,127

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,098	[1]	Dynatrace Holdings LLC	$181,254
290	[1]	eGain Corp.	3,880
329	[1]	ePlus, Inc.	25,241
539	[1]	Fabrinet	37,611
3,977	[1]	Fortinet, Inc.	524,984
4,100		Fujitsu Ltd.	534,796
22,078		Halma PLC	654,593
8,000		IT Holdings Corp.	159,615
455	[1]	Ichor Holdings Ltd.	11,448
40,125		Infosys Ltd.	503,620
575	[1]	Insight Enterprises, Inc.	34,388
43,802		Intel Corp.	2,231,712
294		InterDigital, Inc.	17,978
393		KBR, Inc.	9,821
4,788		KLA Corp.	982,210
641	[1]	Kimball Electronics, Inc.	8,644
15,000		Kingsoft Corp. Ltd.	80,152
722		LG Innotek Co., Ltd.	87,644
976	[1]	Lattice Semiconductor Corp.	27,914
80,000		Lenovo Group Ltd.	53,319
143,000		Lite-On Technology Corp.	225,983
5,815		Logitech International SA	429,483
3,067		LogMeIn, Inc.	263,915
663		ManTech International Corp., Class A	49,626
403		Maximus, Inc.	31,253
931		Methode Electronics, Inc., Class A	26,357
31,054		Microsoft Corp.	7,003,609
121	[1]	MicroStrategy, Inc., Class A	17,477
2,758	[1]	Mobile Iron, Inc.	18,010
651		NIC, Inc.	13,918
92	[1]	Napco Security Technologies, Inc.	2,292
2,303		Nemetschek AG	183,179
7,358		NortonLifeLock, Inc.	173,060
105	[1]	OSI Systems, Inc.	8,269
3,700		Omron Corp.	270,714
8,500		Otsuka Corp.	417,213
9	[1]	PC Connections, Inc.	399
4,281	[1]	Paylocity Corp.	630,377
9,139	[1]	PayPal Holdings, Inc.	1,865,635
1	[1]	Photronics, Inc.	10
18	[1]	Plexus Corp.	1,369
33,000		Powertech Technology, Inc.	96,871
659		QAD, Inc.	29,971
2,928		Qualcomm, Inc.	348,725
236	[1]	Qualys, Inc.	25,049
7,000		Quanta Computer, Inc.	18,328
396	[1]	Rapid7, Inc.	25,570
31,600	[1]	Renesas Electronics Corp.	198,090
56,200		Ricoh Co. Ltd.	418,979

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,607		SAP SE	$264,146
6,439		SK Hynix, Inc.	405,150
462	[1]	SPS Commerce, Inc.	36,905
14,025		STMicroelectronics N.V.	421,478
32,632		Samsung Electronics Co. Ltd.	1,483,718
89	[1]	Sanmina Corp.	2,519
429	[1]	ScanSource, Inc.	10,592
65,000	[1]	Semiconductor Manufacturing International Corp.	207,708
833	[1]	Semtech Corp.	48,855
2,736	[1]	ServiceNow, Inc.	1,318,807
4,300		Shimadzu Corp.	128,218
4,286	[1]	Square, Inc.	683,874
1,800		Sumisho Computer Systems Corp.	97,513
8,100		Sunny Opitcal Technology Group Co. Ltd.	118,960
749	[1]	Synaptics, Inc.	63,912
233		Synnex Corp.	29,626
157,000		Synnex Technology International Corp.	233,552
4,756	[1]	Synopsys, Inc.	1,052,503
5,100		TDK Corp.	526,971
138,000		Taiwan Semiconductor Manufacturing Co. Ltd.	2,008,070
879	[1]	Tenable Holdings, Inc.	33,086
24,834	[1]	Teradata Corp.	604,708
5,076		Teradyne, Inc.	431,308
9,912		Texas Instruments, Inc.	1,408,991
1,600		Tokyo Electron Ltd.	407,923
8	[1]	Tucows, Inc.	506
41	[1]	Twilio, Inc.	11,060
507	[1]	Tyler Technologies, Inc.	175,072
496	[1]	Ultra Clean Holdings, Inc.	12,162
406,000		United Microelectronics Corp.	290,351
2,549		Vishay Intertechnology, Inc.	40,758
203	[1]	Vishay Precision Group, Inc.	5,057
238,000		Wistron Corp.	257,947
300	[1]	Workiva, Inc.	17,700
22,671		Xerox Holdings Corp.	427,575
4,981		Yageo Corp.	56,296
10,000		ZTE Corp.	28,800
1,213	[1]	Zoom Video Communications, Inc.	394,346
		TOTAL	48,490,329
		Materials—3.5%
11,974		Anglo American PLC	293,330
3,631		Anglogold Ltd.	106,918
1,286	[1]	Arconic Corp.	28,614
65,000		Asia Cement Corp.	93,912
17,998		BHP Billiton Ltd.	495,915
20,486		Berger Paints India Ltd.	149,601
1,146		Boise Cascade Co.	52,487
7,936		Cherepovets MK Severstal	99,548
190,000		China National Building Material Co. Ltd.	265,621

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
186,000		China Resources Cement Holdings Ltd.	$270,074
19,542		Corteva, Inc.	557,924
18,700		Daicel Corp.	135,313
116		Ems-Chemie Holdings Ag	104,600
37,087		Evraz PLC	160,726
4,942		FMC Corp.	528,102
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
1,169	[1]	Forterra, Inc.	15,489
70,898		Fortescue Metals Group Ltd.	900,532
137		Glatfelter (P.H.) Co.	2,054
25,021		Gold Fields Ltd.	326,664
110		Greif, Inc.	4,513
119		Hawkins, Inc.	5,976
6,743		Impala Platinum Holdings Ltd.	61,974
3,226	[1]	KGHM Polska Miedz SA	119,450
142		Kaiser Aluminum Corp.	9,128
14,300		Kansai Paint Co. Ltd.	340,555
7,556		Koninklijke DSM NV	1,213,402
95	[1]	Koppers Holdings, Inc.	2,286
654		Louisiana-Pacific Corp.	21,543
373,971		Magnitogorsk Iron & Steel Works PJSC	190,462
575		Materion Corp.	31,389
28,100		Mitsubishi Gas Chemical Co., Inc.	500,867
1,078		Myers Industries, Inc.	16,493
16,272		Newmont Corp.	1,094,780
6,200		Nitto Denko Corp.	376,041
1,273		Norilsk Nickel	330,893
540	[1]	Northam Platinum Ltd.	5,082
28,586		Novolipetski Metallurgicheski Komb OAO	59,867
2,800		PT Semen Gresik	2,024
125,600		Petronas Chemicals BHD	164,539
2,977	[2]	Phosagro OAO, GDR	35,486
827		Polyus PJSC	201,516
4,315	[1]	Queen's Road Capital Investment Ltd.	1,456
758		Reliance Steel & Aluminum Co.	79,491
2,235		Rio Tinto Ltd.	159,721
15,609		Rio Tinto PLC	957,235
546		Schnitzer Steel Industries, Inc., Class A	10,778
375		Sherwin-Williams Co.	251,644
1,339		Sika AG	320,715
14,116		Silgan Holdings, Inc.	537,255
232		Stepan Co.	26,747
1,680		Stora Enso Oyj, Class R	24,754
6,200		Taiheiyo Cement Corp.	157,154
14,700		Taiwan Cement Corp.	21,453
76,500		Toray Industries, Inc.	362,422
37,600		Tosoh Corp.	557,158
2,257		Tredegar Industries, Inc.	38,211
98	[1]	UFP Technologies, Inc.	4,039

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
9,876		UPM - Kymmene Oyj	$299,818
496		Umicore SA	22,804
3,834		Va Stahl Ag	95,165
222		Verso Corp.	2,910
442		Worthington Industries, Inc.	18,356
448,000		Zijin Mining Group Co. Ltd.	305,178
		TOTAL	13,630,154
		Real Estate—2.0%
2,000		Agile Group Holdings Ltd.	2,751
203		American Assets Trust, Inc.	5,187
4,781		American Tower Corp.	1,191,186
32,100		Ascendas Real Estate Investment Trust	78,007
144,000		CIFI Holdings Group Co. Ltd.	122,229
1,985		CareTrust REIT, Inc.	38,449
5,393		CatchMark Timber Trust, Inc.	53,552
83,000		China Aoyuan Group Ltd.	95,437
65,000		China Overseas Property Holdings Ltd.	58,509
4,000		China Resources Bejing Land	18,326
5,670		Colony Capital, Inc.	15,366
800		CoreCivic, Inc.	7,448
225,000		Country Garden Holdings Co.	276,431
8,361		Crown Castle International Corp.	1,364,933
1,800		Daito Trust Construction Co. Ltd.	159,432
2,485		DiamondRock Hospitality Co.	13,170
2,267		Easterly Government Properties, Inc.	54,839
12,877		Equity Residential Properties Trust	726,907
121		Essex Property Trust, Inc.	26,198
102,000		Evergrande Real Estate Group Limited	237,300
148,000		Franshion Properties of China Ltd.	92,268
5,680		Front Yard Residential Corp.	55,380
995		Geo Group, Inc.	11,104
61,000		KWG Property Holding Ltd.	115,702
46,000	[1]	Kaisa Group Holdings Ltd.	23,045
1,277		Kite Realty Group Trust	14,353
4,541		Lexington Realty Trust	51,631
27,000		Logan Group Co. Ltd.	50,091
3,500		Longfor Properties	18,476
3,953		Mid-American Apartment Communities, Inc.	462,975
2,149		NEPI Rockcastle PLC	10,031
1,637		Newmark Group, Inc.	7,252
1,748		One Liberty Properties, Inc.	33,492
1,580		Physicians Realty Trust	28,677
7,142		Retail Properties of America, Inc.	45,066
238,000		Seazen Group Ltd.	215,293
58,000		Shenzhen Investment Ltd.	19,641
27,500		Shimao Group Holdings Ltd.	123,406
238,524		Stockland Trust Group	684,378
53,500		Sun Hung Kai Properties Ltd.	712,697
62,000		Sunac China Holdings	259,348

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
575		Terreno Realty Corp.	$34,293
2,141		Uniti Group, Inc.	21,025
292,000		Yuexiu Property Co., Ltd.	55,628
		TOTAL	7,690,909
		Utilities—2.1%
15,205		AGL Energy Ltd.	164,525
10,682		Alliant Energy Corp.	578,430
382		American States Water Co.	29,063
454,205		AusNet Services	609,338
72		Avista Corp.	2,654
1,557		CEZ A.S.	32,054
242		Chesapeake Utilities Corp.	19,796
173,000		China Power International Development Ltd.	33,442
24,000		China Resources Logic Ltd.	112,194
232,291		Colbun SA	35,852
581	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo	5,064
20,700		ENN Energy Holdings Ltd.	228,688
25,865		Endesa SA	717,592
37,190		Enel SpA	337,275
4,521		Entergy Corp.	448,212
33,012		Equatorial Energia SA	139,797
158,312		Gail India Ltd.	204,871
103,200	[2]	Gulf Energy Development PCL	104,224
10,320	[1]	Gulf Energy Dev -RIGHTS, Rights	50
585,000	[2]	HK Electric Investments Ltd.	594,600
58,897		Iberdrola SA	742,236
1,052		Indraprastha Gas Ltd.	5,605
5,490		Manila Electric Co.	30,477
5,002		NextEra Energy, Inc.	1,396,408
873		Northwestern Corp.	45,082
331		ONE Gas, Inc.	24,534
263		Otter Tail Corp.	10,218
1,189		Portland General Electric Co.	45,360
14,500		Ratchaburi Group PCL	26,044
6,289		Severn Trent PLC	196,807
18,004		Southern Co.	939,449
12,087		Uniper SE	396,058
837		Unitil Corp.	35,321
		TOTAL	8,291,320
		TOTAL COMMON STOCKS (IDENTIFIED COST $195,934,877)	246,432,359
		ASSET-BACKED SECURITIES—0.8%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	304,551
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	501,460
475,000		Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	479,789
500,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	510,409
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.544% (1-month USLIBOR +0.370%), 12/26/2024	701,166

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
$354,971		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	$360,582
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,773,636)	2,857,957
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Agency Commercial Mortgage-Backed Securities—0.3%
126,249		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	130,596
497,980		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	522,668
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	550,127
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,144,203)	1,203,391
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
255,000		Bank, Class A4, 3.488%, 11/15/2050	288,923
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	219,803
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	487,223
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	330,639
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	51,289
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	102,370
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,394,613)	1,480,247
		CORPORATE BONDS—7.0%
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	107,942
		Capital Goods - Aerospace & Defense—0.3%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	381,117
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	159,003
215,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	240,479
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	205,605
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	65,853
		TOTAL	1,052,057
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	136,363
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	152,566
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	213,683
		TOTAL	502,612
		Capital Goods - Construction Machinery—0.1%
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	213,514
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	37,606
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	75,772
260,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	266,312
		TOTAL	379,690
		Communications - Cable & Satellite—0.1%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	36,209
120,000		Charter Communications, Inc., 4.200%, 3/15/2028	137,448
265,000		Comcast Corp., Sr. Unsecd. Note, 3.100%, 4/1/2025	294,035
		TOTAL	467,692
		Communications - Media & Entertainment—0.2%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	23,511
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	91,069

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	$462,232
	TOTAL	576,812
	Communications - Telecom Wireless—0.3%
550,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	570,109
375,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	436,886
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	93,798
	TOTAL	1,100,793
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	377,067
105,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	118,858
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	223,454
	TOTAL	719,379
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	276,031
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	75,861
	TOTAL	351,892
	Consumer Cyclical - Retailers—0.4%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	109,198
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	661,701
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	264,000
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	331,127
83,207	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	89,411
185,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	222,908
	TOTAL	1,678,345
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	211,752
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	146,271
	TOTAL	358,023
	Consumer Non-Cyclical - Food/Beverage—0.3%
115,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	119,834
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	228,628
157,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	170,870
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	139,578
370,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	449,262
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	93,361
	TOTAL	1,201,533
	Consumer Non-Cyclical - Health Care—0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	227,574
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	195,158
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	444,451
75,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	86,111
	TOTAL	953,294
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	102,876
190,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	206,121
	TOTAL	308,997
	Consumer Non-Cyclical - Products—0.1%
235,000	Procter & Gamble Co., Sr. Unsecd. Note, 2.450%, 3/25/2025	255,202

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.4%
$870,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	$1,241,310
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	247,772
		TOTAL	1,489,082
		Energy - Integrated—0.1%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	373,709
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	103,202
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,609
		TOTAL	520,520
		Energy - Midstream—0.1%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	347,386
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	88,562
		TOTAL	435,948
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	279,657
		Financial Institution - Banking—0.7%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	134,739
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	336,322
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	304,204
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	287,560
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	268,898
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,368
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2069	111,784
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	53,586
400,000		Morgan Stanley, 4.300%, 1/27/2045	522,564
32,417	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,071
230,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	232,554
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	297,574
		TOTAL	2,576,224
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	157,938
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	241,064
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	79,503
		TOTAL	478,505
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	212,733
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	38,800
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	328,635
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,221
295,000		Metlife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	371,933
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	115,486
		TOTAL	871,075
		Financial Institution - Insurance - P&C—0.1%
30,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	49,192
350,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	384,534
		TOTAL	433,726
		Financial Institution - REIT - Apartment—0.2%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	76,693

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$326,512
400,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	402,090
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	151,391
	TOTAL	956,686
	Financial Institution - REIT - Office—0.0%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	115,304
	Financial Institution - REIT - Other—0.1%
180,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	221,244
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	96,897
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	176,019
	TOTAL	494,160
	Financial Institution - REIT - Retail—0.1%
400,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	409,830
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,542
	TOTAL	441,372
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	65,960
	Municipal Services—0.1%
132,575	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	165,228
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	118,086
	TOTAL	283,314
	Sovereign—0.1%
30,000,000	KFW, 2.050%, 2/16/2026	318,445
	Technology—0.7%
400,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	430,826
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	377,009
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	30,952
260,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	296,267
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	314,497
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	339,171
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	395,616
450,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	537,050
	TOTAL	2,721,388
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	152,959
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	68,298
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	182,554
	TOTAL	250,852
	Utility - Electric—0.8%
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	177,441
135,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	161,601
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	326,128
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	236,306
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	423,819
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	338,745
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	176,238
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	152,750

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	$238,285
400,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	461,405
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	438,376
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	151,365
	TOTAL	3,282,459
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	542,375
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	200,560
	TOTAL	742,935
	TOTAL CORPORATE BONDS (IDENTIFIED COST $24,540,831)	27,351,081
	MORTGAGE-BACKED SECURITIES—0.0%
1,142	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,300
834	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	968
25	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	26
985	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,122
774	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	879
1,260	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	1,473
1,713	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,994
1,034	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,161
4,343	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	4,858
2,985	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	3,504
2,868	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	3,185
307	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	338
193	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	219
1,909	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,163
4,405	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	5,129
1,841	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,141
1,400	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,622
3,064	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	3,478
4,246	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,848
2,629	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,040
6,482	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,484
8,480	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	9,841
152	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	160
1,315	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,490
797	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	882
259	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	294
97	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	109
1,733	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,960
1,765	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,979
130	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	138
1,665	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	1,837
1,589	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,751
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,913)	71,373
	GOVERNMENT AGENCIES—0.2%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	201,048

Shares, Principal Amount or Contracts		Value
	GOVERNMENT AGENCIES—continued
$635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	$641,180
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,870)	842,228
	FOREIGN GOVERNMENTS/AGENCIES—6.4%
	Sovereign—6.4%
1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	841,542
390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	503,019
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	863,828
800,000	Canada, Government of, Bond, 3.250%, 6/1/2021	627,280
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	530,320
6,000	France, Government of, 0.500%, 5/25/2025	7,507
150,000	France, Government of, Bond, 4.500%, 4/25/2041	327,676
400,000	France, Government of, O.A.T., 5.500%, 4/25/2029	717,283
650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	903,599
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	454,638
600,000	Germany, Government of, 0.250%, 2/15/2027	756,274
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	613,407
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	236,489
400,000	Italy, Government of, 3.750%, 5/1/2021	490,108
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	824,738
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,546,255
950,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,195,672
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	87,121
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,596,744
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,002,311
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	476,524
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,856,678
30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	40,920
31,800,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,486,892
450,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	718,807
150,000	Spain, Government of, 4.200%, 1/31/2037	273,683
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	787,266
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	812,851
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	644,976
350,000	UK TSY 1 5/8% 2028, Unsecd. Deb., 1.625%, 10/22/2028	522,738
430,000	United Kingdom, Government of, 3.250%, 1/22/2044	862,948
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	919,310
230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	441,531
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,480,835)	24,970,935
	MUNICIPAL BONDS—0.1%
	New York—0.1%
250,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	296,317
	Tennessee—0.0%
125,000	Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 4.000%, 7/1/2028	153,730
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $451,506)	450,047
	U.S. TREASURIES—1.7%
200,924	U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	215,004
1,846,059	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	1,983,836

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
$701,274		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	$783,674
751,913		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	892,999
138,083		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	147,806
50,000		United States Treasury Bond, 1.375%, 8/15/2050	48,774
225,000		United States Treasury Bond, 2.000%, 2/15/2050	253,581
335,000		United States Treasury Bond, 2.375%, 11/15/2049	407,509
21,000		United States Treasury Bond, 2.500%, 5/15/2046	25,779
3,000		United States Treasury Bond, 3.000%, 11/15/2045	4,005
100,000		United States Treasury Bond, 4.375%, 2/15/2038	153,283
150,000		United States Treasury Note, 0.250%, 7/31/2025	149,855
300,000		United States Treasury Note, 0.375%, 3/31/2022	301,113
200,000		United States Treasury Note, 0.375%, 7/31/2027	198,497
665,000		United States Treasury Note, 0.625%, 5/15/2030	660,590
145,000		United States Treasury Note, 2.875%, 9/30/2023	157,089
160,000		United States Treasury Note, 2.875%, 11/30/2023	174,000
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,309,670)	6,557,394
		PURCHASED CALL OPTION—0.0%
3,000,000	[1]	Bank of New York Mellon USD CALL/JPY PUT, Notional Amount $3,000,000, Exercise Price, $108.25, Expiration Date 10/5/2020 (IDENTIFIED COST $8,130)	4,605
		INVESTMENT COMPANIES—17.1%
425,128		Bank Loan Core Fund	3,979,196
3,843,586		Emerging Markets Core Fund	38,858,655
552,428	[5]	High Yield Bond Core Fund	3,408,481
1,702,163		Mortgage Core Fund	17,225,889
360,381		Project and Trade Finance Core Fund	3,171,358
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $62,810,555)	66,643,579
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $318,746,639)	378,865,196
		OTHER ASSETS AND LIABILITIES - NET—2.7%[6]	10,670,643
		TOTAL NET ASSETS—100%	$389,535,839
At August 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/5/2020	JPMorgan Chase	2,132,465 AUD	1,300,000 EUR	$19,582
11/5/2020	JPMorgan Chase	4,600,000 AUD	$3,352,451	$40,901
11/5/2020	Citibank N.A.	1,583,516 CAD	1,000,000 EUR	$19,217
11/5/2020	JPMorgan Chase	2,495,203 CAD	1,600,000 EUR	$1,285
11/5/2020	State Street Bank & Trust Co.	1,990,999 CAD	1,150,000 GBP	$(11,139)
11/5/2020	Citibank N.A.	1,993,904 CAD	1,150,000 GBP	$(8,911)
11/5/2020	JPMorgan Chase	1,633,407 CHF	$1,800,000	$10,342
11/5/2020	Bank of New York Mellon	1,500,000 EUR	1,611,959 CHF	$5,935
11/5/2020	Bank of New York Mellon	1,250,000 EUR	154,216,500 JPY	$36,537
11/5/2020	State Street Bank & Trust Co.	1,250,000 EUR	154,399,363 JPY	$34,809
11/5/2020	Citibank N.A.	1,000,000 EUR	10,779,051 NOK	$(39,322)
11/5/2020	JPMorgan Chase	400,000 EUR	$470,539	$7,463

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
11/5/2020	Bank of America N.A.	600,000 GBP	$789,210	$13,127
11/5/2020	JPMorgan Chase	1,350,000 GBP	$1,740,178	$65,080
11/5/2020	State Street Bank & Trust Co.	15,803,352 JPY	$150,000	$(671)
11/5/2020	Bank of New York Mellon	115,804,480 JPY	$1,100,000	$(5,744)
11/5/2020	Morgan Stanley	378,130,428 JPY	$3,600,000	$(26,982)
11/5/2020	Morgan Stanley	2,062,678 PLN	$550,000	$10,267
11/5/2020	State Street Bank & Trust Co.	11,174,246 PLN	$3,000,000	$35,164
Contracts Sold:
11/5/2020	JPMorgan Chase	2,139,548 AUD	1,300,000 EUR	$(24,808)
11/5/2020	JPMorgan Chase	2,300,000 AUD	$1,650,444	$(46,232)
11/5/2020	JPMorgan Chase	2,300,000 AUD	$1,659,687	$(36,989)
11/5/2020	State Street Bank & Trust Co.	1,575,400 CAD	1,000,000 EUR	$(12,993)
11/5/2020	State Street Bank & Trust Co.	3,966,770 CAD	2,300,000 GBP	$33,954
11/5/2020	Barclays Bank PLC Wholesale	2,758,350 CHF	$3,000,000	$(57,143)
11/5/2020	Bank of New York Mellon	750,000 EUR	807,181 CHF	$(1,636)
11/5/2020	Citibank N.A.	2,500,000 EUR	309,534,800 JPY	$(62,664)
11/5/2020	State Street Bank & Trust Co.	1,000,000 EUR	10,573,346 NOK	$15,767
11/5/2020	State Street Bank & Trust Co.	698,416 GBP	$900,000	$(33,941)
11/5/2020	Barclays Bank PLC Wholesale	1,864,400 PLN	$500,000	$(6,411)
11/5/2020	HSBC BANK USA	2,043,345 PLN	$550,000	$(5,016)
11/5/2020	State Street Bank & Trust Co.	5,651,520 PLN	$1,500,000	$(35,073)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(66,245)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $914,308 and $1,096,247, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[1]Amsterdam Index Long Futures	36	$4,715,786	September 2020	$(129,347)
[1]Canada 10-Year Bond Long Futures	366	$42,353,693	December 2020	$(174,861)
1FTSE 100 Index Long Futures	105	$8,367,487	September 2020	$(63,295)
1FTSE/MIB Index Long Futures	103	$12,060,426	September 2020	$(191,213)
[1]Long GILT Long Futures	22	$3,970,442	December 2020	$14,813
1S&P 500 E-Mini Long Futures	156	$27,291,420	September 2020	$2,624,887
[1]United States Treasury Long Bond Long Futures	4	$702,875	December 2020	$(1,884)
[1]United States Treasury Notes 2-Year Long Futures	45	$9,942,539	December 2020	$3,063
[1]United States Treasury Notes 10-Year Long Futures	96	$13,368,000	December 2020	$21,437
[1]United States Treasury Notes 10-Year Ultra Long Futures	2	$318,875	December 2020	$808
[1]United States Treasury Ultra Bond Long Futures	6	$1,325,438	December 2020	$4,080
Short Futures
[1]Australia 10-Year Bond Short Futures	223	$24,254,689	September 2020	$271,416
1CAC 40 10-Year Euro Short Futures	155	$9,142,107	September 2020	$134,045
1DAX Index Short Futures	4	$1,542,524	September 2020	$8,593
[1]Euro Bund Short Futures	72	$15,084,328	September 2020	$(4,422)
1FTSE JSE Top 40 Short Futures	70	$2,109,838	September 2020	$21,235
[1]Hang Seng Index Short Futures	31	$5,014,871	September 2020	$16,352
1IBEX 35 Index Short Futures	28	$2,324,064	September 2020	$49,562

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Japan 10-Year Bond Short Futures	8	$11,449,936	September 2020	$26,035
1MSCI Singapore IX ETS Short Futures	348	$7,447,003	September 2020	$16,158
1MSCI Taiwan Index Short Futures	64	$3,143,040	September 2020	$ (803)
1S&P/TSX 60 IX Short Futures	18	$2,729,635	September 2020	$(2,044)
1SPI 200 Short Futures	154	$17,122,596	September 2020	$(82,733)
[1]United States Treasury Notes 5-Year Short Futures	27	$3,402,844	December 2020	$(7,865)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,554,017
The average notional value of long and short futures contracts held by the Fund throughout the period was $96,716,291 and $84,639,867, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
The average market value of written put and call options held by the Fund throughout the period was $9,049 and $43,337, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $5,109 and $7,444, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts and Futures Contracts are included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Affiliates	Value as of 11/30/2019	Purchases at Cost	Proceeds From Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2020	Shares held	Dividend/ Income
Bank Loan Core Fund	$ 2,151,295	$ 2,687,104	$(881,300)	$ 23,891	$(1,794)	$ 3,979,196	425,128	$ 76,606
Emerging Markets Core Fund	$ 39,273,404	$ 8,760,609	$(10,210,000)	$ 1,072,551	$(37,909)	$ 38,858,655	3,843,586	$ 1,360,750
High Yield Bond Core Fund	$ 3,532,228	$ 1,541,826	$(1,755,020)	$(26,889)	$ 116,336	$ 3,408,481	552,428	$ 147,633
Mortgage Core Fund	$ 21,999,566	$ 6,651,349	$(11,870,900)	$ 382,131	$ 63,743	$ 17,225,889	1,702,163	$ 368,873
Project and Trade Finance Core Fund	$ 4,911,439	$ 986,717	$(2,600,000)	$ 81,305	$(208,103.00)	$ 3,171,358	360,381	$ 112,229
TOTAL OF AFFILIATED TRANSACTIONS	$ 71,867,932	$ 20,627,605	$(27,317,220)	$ 1,532,989	$(67,727)	$ 66,643,579	6,883,686	$2,066,091
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2020, these restricted securities amounted to $1,417,956, which represented 0.4% of total net assets.
Additional information on restricted securities held at August 31, 2020, is as follows:
Security	Acquisition Date	Cost	Market Value
HK Electric Investments Ltd.	2/6/2016	$549,861	$594,600
Phosagro OAO, GDR	1/3/2019	$37,835	$35,486
Gulf Energy Development PCL	6/2/2020	$124,369	$104,224
Meituan Dianping	7/2/2020	$474,479	$683,646
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
4
Floating/variable note with current rate and current maturity or next reset date shown.
5
The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.

Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$126,134,615	$—	$4,534	$126,139,149
International	15,464,369	104,828,841	—	120,293,210
Debt Securities:
Asset-Backed Securities	—	2,857,957	—	2,857,957
Commercial Mortgage-Backed Securities	—	1,203,391	—	1,203,391
Collateralized Mortgage Obligations	—	1,480,247	—	1,480,247
Corporate Bonds	—	27,330,010	21,071	27,351,081
Mortgage-Backed Securities	—	71,373	—	71,373
Government Agencies	—	842,228	—	842,228
Foreign Governments/Agencies	—	24,970,935	—	24,970,935
Municipal Bonds	—	450,047	—	450,047
U.S. Treasuries	—	6,557,394	—	6,557,394
Purchased Call Option	—	4,605	—	4,605
Investment Companies[1]	63,472,221	—	—	66,643,579
TOTAL SECURITIES	$205,071,205	$170,597,028	$25,605	$378,865,196
Other Financial Instruments
Assets
Futures Contracts	$3,212,484	$—	$—	$3,212,484
Foreign Exchange Contracts	—	349,430	—	349,430
Liabilities
Futures Contracts	(658,467)	—	—	(658,467)
Foreign Exchange Contracts	—	(415,675)	—	(415,675)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,554,017	$(66,245)	$—	$2,487,772
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,171,358 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
GO	—General Obligation
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NOK	—Norwegian Krone
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit